Schedule of Unbilled Revenues (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unearned Revenue
Beginning of the year	$ 7,405,866
Amounts invoices included in the beginning balance	(7,405,866)
Net increase in unbilled revenue recognized during the year	666,722	7,405,866
Foreign currency Impact	26
End of the year	$ 666,748	$ 7,405,866